NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Vertical Data Inc. (the “Company”) was incorporated in Nevada on May 3, 2024 and has a fiscal year-end of September 30. The Company is primarily focused on the sale of artificial intelligence related hardware. The Company hopes to expand its service offerings in the future to include technology consulting, design and engineering, project management, systems integration, system installation and facilities management. The Company’s corporate office is located in Las Vegas, Nevada.

1. NATURE OF OPERATIONS

Vertical Data Inc. (the “Company”) was incorporated in Nevada on May 3, 2024 and has a fiscal year-end of September 30. The Company’s current service to its customers is comprised of the sale of artificial intelligence related hardware. The Company plans to expand its service offerings in the future to include technology consulting, design and engineering, project management, systems integration, system installation and facilities management. The Company’s corporate office, which is rented on a month-to-month basis, is located in Las Vegas, Nevada.